Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 20	$ 16
Trade receivables		13	24
Prepaid expenses and other current assets		2	7
Current assets		35	47
Property and equipment		1	8
Equity method investments			45
Other non-current assets		1	4
Total assets		369	458
Payables and accruals		(4)	(40)
Current taxes payable			(2)
Deferred revenue	[1]	(18)	(22)
Other financial liabilities			(8)
Current liabilities		(22)	(72)
Long-term indebtedness			(48)
Provisions and other non-current liabilities			(1)
Other financial liabilities		(1)	(37)
Deferred tax		(63)	(50)
Total liabilities		(86)	(208)
Net assets acquired		283	250
Goodwill		478	714
Less: Fair value of previously held financial asset through other comprehensive income			(5)
Total		761	959
Businesses acquired, net of cash		741	555
Non-controlling interests			388
Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		288	306
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		44	48
Pagero [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents			10
Trade receivables			21
Prepaid expenses and other current assets			6
Current assets			37
Property and equipment			8
Equity method investments			45
Other non-current assets			4
Total assets			379
Payables and accruals			(39)
Current taxes payable			(1)
Deferred revenue	[1]		(17)
Other financial liabilities			(2)
Current liabilities			(59)
Long-term indebtedness			(48)
Provisions and other non-current liabilities			(1)
Other financial liabilities			(14)
Deferred tax			(33)
Total liabilities			(155)
Net assets acquired			224
Goodwill			573
Less: Fair value of previously held financial asset through other comprehensive income			0
Total			797
Businesses acquired, net of cash			399
Non-controlling interests			388
Pagero [Member] | Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets			255
Pagero [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets			30
Other [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		6	6
Trade receivables		1	3
Prepaid expenses and other current assets		0	1
Current assets		7	10
Property and equipment		0	0
Equity method investments			0
Other non-current assets		0	0
Total assets		76	79
Payables and accruals		0	(1)
Current taxes payable			(1)
Deferred revenue	[1]	(2)	(5)
Other financial liabilities			(6)
Current liabilities		(2)	(13)
Long-term indebtedness			0
Provisions and other non-current liabilities			0
Other financial liabilities		0	(23)
Deferred tax		(14)	(17)
Total liabilities		(16)	(53)
Net assets acquired		60	26
Goodwill		102	141
Less: Fair value of previously held financial asset through other comprehensive income			(5)
Total		162	162
Businesses acquired, net of cash		156	156
Non-controlling interests			0
Other [Member] | Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		63	51
Other [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		6	$ 18
Safe Send [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		14
Trade receivables		12
Prepaid expenses and other current assets		2
Current assets		28
Property and equipment		1
Other non-current assets		1
Total assets		293
Payables and accruals		(4)
Deferred revenue	[1]	(16)
Current liabilities		(20)
Other financial liabilities		(1)
Deferred tax		(49)
Total liabilities		(70)
Net assets acquired		223
Goodwill		376
Total		599
Businesses acquired, net of cash		585
Safe Send [Member] | Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		225
Safe Send [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 38

[1]	Represents the fair value of deferred revenue which is computed as the cost of providing services to customers in the post-acquisition period plus a reasonable profit margin. Under IFRS, the acquired deferred revenue is typically lower than the amount the seller recognized.